Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of Movements in Goodwill
Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2018	40,264
Acquisitions during the period	4,039
Other movements during the period(a)	(1,006)
Currency translation differences	938
Balance at December 31, 2018	44,235
Acquisitions during the period	—
Other movements during the period(a)	(244)
Currency translation differences	528
Balance at December 31, 2019	44,519
Acquisitions during the period	1,843
Other movements during the period(a)	(75)
Currency translation differences	(1,923)
Balance at December 31, 2020	44,364
(a) This line includes the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36. In 2018, it mainly comprises the goodwill allocated to the European Generics business when it was divested (see Note D.2.2.).

Schedule of Movements in Other Intangible Assets
Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2018	3,679	53,638	1,368	58,685
Changes in scope of consolidation	3,632	6,889	2	10,523
Acquisitions and other increases	367	16	251	634
Disposals and other decreases	(44)	(920)	(75)	(1,039)
Currency translation differences	218	1,757	10	1,985
Transfers(a)	(430)	420	3	(7)
Gross value at December 31, 2018	7,422	61,800	1,559	70,781
Acquisitions and other increases	272	19	184	475
Disposals and other decreases	(236)	(569)	(50)	(855)
Currency translation differences	86	889	10	985
Transfers(a)	(1,814)	1,814	(5)	(5)
Gross value at December 31, 2019	5,730	63,953	1,698	71,381
Changes in scope of consolidation	3,951	132	—	4,083
Acquisitions and other increases	654	58	137	849
Disposals and other decreases	(44)	(243)	(46)	(333)
Currency translation differences	(593)	(2,926)	(39)	(3,558)
Transfers(a)	(98)	100	(2)	—
Gross value at December 31, 2020	9,600	61,074	1,748	72,422
Accumulated amortization & impairment at January 1, 2018	(2,204)	(42,476)	(925)	(45,605)
Amortization expense	—	(2,188)	(115)	(2,303)
Impairment losses, net of reversals(b)	(456)	(264)	(10)	(730)
Disposals and other decreases	36	840	68	944
Currency translation differences	(54)	(1,146)	(6)	(1,206)
Transfers(a)	—	6	2	8
Accumulated amortization & impairment at December 31, 2018	(2,678)	(45,228)	(986)	(48,892)
Amortization expense	—	(2,167)	(134)	(2,301)
Impairment losses, net of reversals(b)	(847)	(2,757)	(23)	(3,627)
Disposals and other decreases	158	488	51	697
Currency translation differences	(31)	(648)	(8)	(687)
Transfers(a)	2	(2)	1	1
Accumulated amortization & impairment at December 31, 2019	(3,396)	(50,314)	(1,099)	(54,809)
Amortization expense	—	(1,707)	(125)	(1,832)
Impairment losses, net of reversals(b)	(328)	(2)	—	(330)
Disposals and other decreases	44	232	45	321
Currency translation differences	158	2,460	31	2,649
Transfers(a)	14	(14)	—	—
Accumulated amortization & impairment at December 31, 2020	(3,508)	(49,345)	(1,148)	(54,001)
Carrying amount at December 31, 2018	4,744	16,572	573	21,889
Carrying amount at December 31, 2019	2,334	13,639	599	16,572
Carrying amount at December 31, 2020	6,092	11,729	600	18,421
(a) The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from the date of marketing approval.
(b) See Note D.5.

Detailed Information for Principal Marketed Products
The table below provides information about the principal "marketed products", which were recognized in connection with business combinations and represented 91% of the carrying amount of that item as of December 31, 2020:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount at December 31, 2020	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2019	Carrying amount at December 31, 2018
Genzyme	9,823	(8,338)	1,485	10	3	2,095	2,988
Boehringer Ingelheim Consumer Healthcare	3,687	(1,198)	2,489	16	14	2,699	3,237
Aventis	32,474	(32,364)	110	9	7	219	409
Chattem	1,192	(590)	602	23	13	711	748
Protein Sciences	751	(197)	554	13	10	667	715
Ablynx	2,279	(418)	1,861	13	11	2,029	376
Bioverativ	6,516	(3,276)	3,240	13	11	3,788	6,385
Total: principal marketed products	56,722	(46,381)	10,341			12,208	14,858
(a) Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b) Weighted averages.

Amortization of Softwares Recognized in Income Statement	An analysis of amortization of software is shown in the table below:

(€ million)	2020	2019	2018
Cost of sales	19	11	21
Research and development expenses	2	3	4
Selling and general expenses	100	114	87
Other operating expenses	4	6	3
Total	125	134	115